COMMITMENTS AND CONTINGENCIES		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

Employee Compensation Agreements—In the ordinary course of conducting its business, the Company enters into certain employee compensation agreements from time to time which commit the Company to severance obligations in the event an employee terminates employment with the Company. If applicable, these obligations are included in the accrued expenses lines of the condensed consolidated balance sheet.

Litigation—The Company is subject to claims and lawsuits that arise primarily in the ordinary course of business. Based on current knowledge and after consultation with counsel, the ultimate outcomes of currently threatened or pending legal matters and other contingent exposures are unlikely to be material to the consolidated financial condition after taking into account existing accruals.

Standby Letter of Credit—JPMorgan Chase Bank, N.A. issued an irrevocable standby letter of credit on behalf of the Company to the Internal Revenue Service (IRS) for $10,000,000 as security for payment of any tax which may become due and payable by Hagerty Re to the IRS. The terms of the letter of credit are automatically extended for a term of one year at a time. The Company’s subsidiary, Hagerty Re, has an obligation to renew this irrevocable letter of credit in connection with its election under Section 953(d) of the U.S. Internal Revenue Code to be taxed as a U.S. domestic corporation. No amounts have been drawn under the standby letter of credit. The standby letter of credit is valid until the election is terminated or the letter expires and was issued as a sublimit under the Company’s credit facility.

19.	COMMITMENTS AND CONTINGENCIES

Aldel Financial Inc.
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, the Private Units and $15 Private Warrants (and their underlying securities) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Offering.

The Company will bear the expenses incurred in connection with the filing of any registration statements pursuant to such registration rights.

Underwriting Agreement

The Company will grant the underwriters a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments at the Proposed Offering price.

The underwriters will be entitled to a fixed cash underwriting discount of $1,000,000 regardless of whether the underwriters’ over-allotment option is exercised or not. In addition, underwriters will also receive a number of Units equal to 0.5% of the Units sold in the Proposed Offering, with such Units restricted from sale until the closing of the Business Combination and with no redemption rights from the Trust Account.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on April 8, 2021, the holders of the Founder Shares and the Private Placement Securities (and their underlying securities) are entitled to registration rights. The Company will bear the expenses incurred in connection with the filing of any registration statements pursuant to such registration rights.

The holders of the Founder Shares, the Private Units and OTM Warrants (and their underlying securities) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Offering. The Company will bear the expenses incurred in connection with the filing of any registration statements pursuant to such registration rights.

Underwriting Agreement

The Company granted underwriters of the IPO for a period beginning on the closing of the IPO and ending on the later of 24 months after the closing of the IPO and 12 months after the consummation of our Business Combination, a right of first refusal to act as (i) exclusive financial advisor in connection with all of the Company’s proposed business combinations for a fee of up to 3.5% of the proceeds of the IPO (subject to the Company’s right to allocate up to 50% of such fee to another financial institution), and (ii) sole investment banker, sole book-runner and/or sole placement agent, at underwriters’ sole discretion, for each and every future public and private equity and debt offering, including all equity linked financings, during such period for the Company or any successor to it or any of its subsidiaries, on terms agreed to by both the Company and underwriters in good faith.